Fair Value Of Financial Instruments Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 0	$ 20
Contingent consideration liability	11
Total liabilities	115	22
Recurring Basis [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Contingent consideration liability	0
Total liabilities	0	0
Recurring Basis [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	20
Contingent consideration liability	0
Total liabilities	104	22
Recurring Basis [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	0	0
Contingent consideration liability	11
Total liabilities	11	0
Recurring Basis [Member] | Commodity derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	3
Derivative liabilities	27	11
Recurring Basis [Member] | Commodity derivatives [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Recurring Basis [Member] | Commodity derivatives [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	3
Derivative liabilities	27	11
Recurring Basis [Member] | Commodity derivatives [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Recurring Basis [Member] | Foreign currency derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	17
Derivative liabilities	77	11
Recurring Basis [Member] | Foreign currency derivatives [Member] | Quoted Prices in Active Markets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Recurring Basis [Member] | Foreign currency derivatives [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	17
Derivative liabilities	77	11
Recurring Basis [Member] | Foreign currency derivatives [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Contingent Consideration liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning of year	0
Additions	11
Payments	0
Measurement adjustments	0
End of year	$ 11